SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Xtrackers US Green Infrastructure Select Equity ETF (UPGR)
Xtrackers Cybersecurity Select Equity ETF (PSWD)
Xtrackers Semiconductor Select Equity ETF (CHPS)

Shares of each fund are not currently offered for purchase.
Please Retain This Supplement for Future Reference
June 14, 2023
PROSTKR23-69